Notes to the cash flow statements - Assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Assets:
Cash and balances with central banks	$ 102,522	$ 105,257
Trading securities and financial assets measured at fair value through income statement (FVIS)	30,507	24,332
Loans	773,254	739,647
Other financial assets	6,219	5,626
Property and equipment	2,245	2,429
Deferred tax assets	2,095	1,754	$ 2,437
Intangible assets	10,886	10,327
Other assets	804	734
Total assets	1,029,774	1,014,198
Liabilities:
Other financial liabilities	44,870	56,360
Provisions	2,777	2,950
Deferred tax liabilities	0	0	90
Other liabilities	2,719	2,938
Total liabilities	957,235	943,689
Total equity attributable to owners of WBC	72,495	70,452
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks	18	169	50
Trading securities and financial assets measured at fair value through income statement (FVIS)			409
Loans		965	369
Other financial assets	18	66	688
Life insurance assets		2,366
Property and equipment			29
Deferred tax assets		39	4
Intangible assets	55		243
Other assets		168	226
Total assets	91	3,773	2,018
Liabilities:
Other financial liabilities	22	34	110
Current tax liability		2
Life insurance liabilities		185
Provisions	1	52	9
Deferred tax liabilities		34
Other liabilities		213	720
Total liabilities	23	520	839
Total equity attributable to owners of WBC	68	3,253	1,179
Parent Entity
Assets:
Cash and balances with central banks	93,466	95,182
Trading securities and financial assets measured at fair value through income statement (FVIS)	27,987	22,417
Loans	678,021	651,717
Other financial assets	5,812	5,228
Property and equipment	1,833	2,028
Deferred tax assets	1,957	1,646	2,093
Intangible assets	9,260	8,881
Other assets	672	668
Total assets	973,760	969,261
Liabilities:
Other financial liabilities	38,780	52,352
Provisions	2,543	2,705
Deferred tax liabilities	0	0	$ 0
Other liabilities	2,177	2,343
Total liabilities	904,986	901,478
Total equity attributable to owners of WBC	$ 68,774	67,783
Parent Entity | Assets and liabilities over which control ceased
Assets:
Loans		965
Total assets		965
Liabilities:
Provisions		4
Total liabilities		4
Total equity attributable to owners of WBC		$ 961